EQUITY METHOD INVESTMENTS (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May. 31, 2014	Jan. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Acquisition of initial interest in Ohio Gathering			$ 0	$ 190,000	$ 0
Ohio Gathering
Schedule of Equity Method Investments [Line Items]
Non-affiliated owners' interest percent	60.00%
Summit Midstream Partners, LLC | Ohio Gathering
Schedule of Equity Method Investments [Line Items]
Cost method ownership interest		1.00%
Ownership interest value		$ 190,000
Capital contribution		$ 0
Equity method potential ownership interest		40.00%
Equity method ownership interest	40.00%
Capital contributions true-ups	$ 0
Acquisition of initial interest in Ohio Gathering	0		$ 0	$ 190,000
Management fee	$ 0
Option value		$ 7,500